Investment in Films and Television Programs - (Impairments) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Content impairments related to exiting local production in certain international territories	$ 7.3		$ 7.3
LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	1.5	$ 79.5	17.3	$ 351.5	$ 420.3	$ 390.1	$ 73.0
Development costs, written off					12.8
Content impairments related to exiting local production in certain international territories			7.3
Not included in segment operating results | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	0.9	77.8	(1.9)	317.4
Not included in segment operating results | Direct Operating Expense | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights					0.0	0.0	36.9
Not included in segment operating results | Restructuring and Other | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights					377.3	379.3	0.0
Motion Picture | Reportable Segments | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	0.2	0.5	18.8	27.5	34.6	6.2	1.2
Television Production | Reportable Segments | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs and licensed program rights	$ 0.4	$ 1.2	$ 0.4	$ 6.6	$ 8.4	$ 4.6	$ 34.9